OTHER PAYABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
OTHER PAYABLES
Payables for purchase of property and equipment	$ 57,202	¥ 393,287	¥ 257,375
Consideration received for disposal of Zhaodu and Shuoge	145,008	997,000	997,000
Other Payables	1,974	13,567
Total	$ 204,184	¥ 1,403,854	¥ 1,254,375